UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004

Check here if Amendment |X|; Amendment Number:   8
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Samuel P. Dominick, Jr.
          Vice President and Controller
          Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ S. P. DOMINICK, JR.        Los Angeles, California    February 14, 2005
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    6
Form 13F Information Table Entry Total:               3
Form 13F Information Table Value Total:      $1,575,614
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-              Occidental C.O.B. Partners
      2           28-              Placid Oil Company
      3           28-              OXY USA Inc.
      4           28-              Occidental Oil and Gas Holding Corporation
      5           28-              Occidental Petroleum Investment Co.
      6           28-              Occidental Chemical Holding Corporation

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7             COLUMN 8
----------------- -------------- --------- ---------- ------------------- -------------- ------------- -----------------------------
                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT       OTHER            VOTING AUTHORITY
 NAMES OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS    -----------------------------
                                                                                                          SOLE      SHARED    NONE
----------------- -------------- --------- ---------- ---------- --- ---- -------------- ------------- ---------- --------- --------
Premcor Inc.      Common Stock   74045Q104 $    80469    1908209  SH      SOLE                            1908209
Premcor Inc.      Common Stock   74045Q104 $   300522    7126437  SH      SHARED-DEFINED 1, 2, 3, 4, 5              7126437
Lyondell
 Chemical
 Company          Common Stock   552078107 $  1194623   41307860  SH      SHARED-DEFINED 5,6                       41307860